8. Related Party Payables (Details Narrative) (Sept 2020 Note) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts payable, related parties	$ 213,233		$ 462,137	$ 1,181,645
Marks LLC [Member]
Accounts payable, related parties	74,529		215,122	469,506
Leiner LLC [Member]
Accounts payable, related parties	90,475		210,929	451,944
Rutherford [Member]
Accounts payable, related parties			$ 50,000	$ 50,000
Zachary [Member]
Wages and salaries	$ 21,000	$ 33,750
Sarah [Member]
Wages and salaries		12,600
Luke [Member]
Wages and salaries		14,400
Jack [Member]
Wages and salaries		1,800
Victoria [Member]
Wages and salaries		2,250
Caroline [Member]
Wages and salaries		$ 3,750